UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	08/31/18

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus AMT-Free Municipal Bond Fund

ANNUAL REPORT August 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus AMT-Free Municipal Bond Fund, covering the 12-month period from September 1, 2017 through August 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The 12-month period started on solid footing which gave way to a shifting landscape. Through February of 2018, major global economies appeared to be in lock-step as they moved towards less accommodative monetary policy and concurrent growth. In the equity markets, both U.S. and non-U.S. markets enjoyed an upward trek across sectors and market caps. Interest rates rose across the curve putting pressure on bond prices, but sectors such as investment grade and high yield corporates, non-U.S. dollar denominated bonds and emerging market debt, were able to outperform like-duration U.S. Treasuries.

In February, the first rumblings of discontent shook equity markets. Global growth and monetary policy paths began to diverge. Non-U.S. economies weakened. Momentum sputtered, and equities began to struggle. Emerging market debt, non-U.S. denominated bonds and corporate debt gave up much of the performance earned earlier in the period. Long-term U.S. interest rates started to fall. The shockwave ended in April and pressure on U.S. equity markets eased, allowing U.S. equity markets to end the 12-month period with double-digit gains.

Despite new concerns regarding trade, U.S. inflationary pressures and global growth, we are optimistic that U.S. consumer spending, corporate earnings, and economic data will remain strong in the near term. However, we will stay attentive to signs that might signal possible changes on the horizon. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
September 17, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through August 31, 2018, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended August 31, 2018, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 0.40%, Class C shares returned -0.35%, Class I shares returned 0.72%, Class Y shares returned 0.84%, and Class Z shares returned 0.62%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of 0.49%.2

Municipal bonds generally produced marginally positive total returns over the reporting period, which experienced rising interest rates, continued steady overall demand from traditional investors seeking higher yields, and supply dynamics that shifted favorably due to tax reform. The fund produced returns roughly in line with the Index. Positive factors included our overweight exposure and favorable security selection within higher-yielding revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Tax Reform and Hunger for Yield Drive Municipal Market Behavior

Municipal bonds encountered bouts of volatility, particularly through the midway point of the reporting period. The uncertainty surrounding the potential implications of the passage of tax reform, coupled with a monthly record number of new issues, put upward pressure on yields and downward pressure on prices. However, market weakness proved temporary, and municipal bonds generally rebounded as volatility waned during the second half of the reporting period. Demand from individuals in high-tax states increased significantly as the search for immunization against the newly imposed tax restrictions on state and local tax deductions provided a catalyst. Conversely, tax cuts to corporations has softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as they continue to evaluate the benefits and need for tax-advantaged investments in the wake of lower tax rates. As the economy remains strong, tax revenues continue to support the underlying financial conditions of many municipalities, reducing the perceived risk of lending money to these entities.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In this historically low interest-rate environment, investors continue to display yield-seeking behavior, emphasizing lower-quality credits and longer-maturity profiles. The trend towards longer-maturity bonds is exacerbated by the Federal Reserve’s (the “Fed”) consistent increases of the federal funds rate. These increases have driven up the short part of the yield curve. This activity, in conjunction with demand on the long end, has caused the yield curve to flatten. This flattening action has detracted from bond returns through the 5-year portion of the curve. In addition to seeking longer-maturity securities, investors are opting for lower-quality credit, purchasing bonds in the lower investment grade and high yield credit sectors. This demand is supporting prices in these sectors and contributing to spread compression.

Revenue-Backed Bonds and Lower-Quality Instruments Support Fund Results

The fund’s performance compared to the Index was supported during the reporting period by overweight exposure to higher-yielding revenue-backed bonds and underweighted positions among general obligation bonds. Results were particularly favorable from bonds backed by hospitals and airports, as well as tobacco securitization bonds. Successful security selection during the reporting period also bolstered returns. Selection of essential service revenue bonds in the water, sewer, and transportation subsectors also helped. In addition, exposure to A and BBB rated bonds was additive.

Although disappointments proved relatively mild during the reporting period, overweight exposure to municipal bonds with maturities in the 5- to 10-year range weighed on relative performance. This is the section of the curve where the effect of rising rates was most pronounced. Other laggards included higher-quality, lower-yielding bonds in the AAA and AA ratings categories.

A Constructive Investment Posture

Market volatility surrounding the enactment of tax reform legislation and rising short-term interest rates appears to have eased and favorable supply-and-demand dynamics have resumed. As the economy remains strong, we anticipate continued support of issuer fundamentals. Rates may continue to rise. As the calendar year progresses, we suspect seasonal effects may contribute to market volatility as supply increases and reinvestment demand falls. This may cause spreads to widen and create more attractive buying opportunities.

Therefore, we have maintained a constructive investment posture, including an emphasis on higher-yielding revenue bonds and advantageous yield curve positioning. In addition, we remain judiciously diversified across the credit spectrum.

Currently, we are modestly overweight to lower investment grade credits which offer attractive yield potential and solid credit fundamentals. We will continue to seek out individual credits with favorable return potential and select investment opportunities which support liquidity within the fund.

September 17, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Dreyfus AMT-Free Municipal Bond Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”)

† Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus AMT-Free Municipal Bond Fund on 8/31/08 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund covers the U.S.-dollar-denominated long-term tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 8/31/18
	Inception
	Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/31/03	-4.13%	3.22%	3.68%
without sales charge	3/31/03	0.40%	4.17%	4.16%
Class C shares
with applicable redemption charge †	3/31/03	-1.33%	3.39%	3.38%
without redemption	3/31/03	-0.35%	3.39%	3.38%
Class I shares	12/15/08	0.72%	4.44%	4.42%††
Class Y shares	7/1/13	0.84%	4.54%	4.47%††
Class Z shares	5/6/94	0.62%	4.40%	4.39%
Bloomberg Barclays U.S. Municipal Bond Index		0.49%	4.12%	4.32%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from March 1, 2018 to August 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2018

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.56	$7.35	$2.29	$2.29	$2.39
Ending value (after expenses)	$1,016.00	$1,012.10	$1,018.00	$1,018.30	$1,017.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2018

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.57	$7.37	$2.29	$2.29	$2.40
Ending value (after expenses)	$1,021.68	$1,017.90	$1,022.94	$1,022.94	$1,022.84

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .47% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

August 31, 2018

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
Alabama - 2.4%
Birmingham Water Works Board, Water Revenue Bonds	5.00	1/1/21	1,395,000	[a]	1,498,035
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Bonds, Series 2018 B	5.00	7/1/43	3,555,000		3,966,633
Black Belt Energy Gas District, Gas Prepay Revenue Bonds, 1 Month LIBOR + .90%	2.30	12/1/23	4,000,000	[b]	4,000,000
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/32	2,000,000		2,276,400
Jefferson County, Senior Lien Sewer Revenue Bonds Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[c]	12,278,700
				24,019,768
Arizona - .7%
Arizona Board of Regents, Stimulus Plan for Economic and Educational Development Revenue Bonds (Arizona State University)	5.00	8/1/31	3,770,000		4,255,689
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/36	1,750,000	[d]	1,863,995
Phoenix Industrial Development Authority, Student Housing Revenue Bonds, Refunding (Downtown Phoenix Student Housing LLC-Arizona State University Project) Series 2018 A	5.00	7/1/37	1,000,000		1,103,590
				7,223,274
California - 4.3%
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding (Electric Utility Distribution System Improvement)	5.00	10/1/29	1,380,000		1,506,629
California, GO (Various Purpose)	5.00	8/1/36	5,000,000		5,775,100
California, GO (Various Purpose)	5.25	3/1/30	2,500,000		2,632,575
California, GO (Various Purpose)	5.50	11/1/35	2,000,000		2,157,480

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 4.3% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Providence Saint Joseph Health)	4.00	10/1/36	5,000,000		5,220,900
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health)	5.00	11/15/46	4,750,000		5,361,800
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/27	5,260,000		6,082,191
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Series A	5.00	12/1/33	1,000,000	[d]	1,112,360
Glendale Community College District, GO (Insured; National Public Finance Guarantee Corp.)	0.00	8/1/21	1,520,000	[e]	1,438,741
Golden State Tobacco Securitization Corporation, Revenue Bonds	5.00	6/1/27	3,875,000		4,489,304
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/30	1,000,000		1,103,240
South Orange County Public Financing Authority, Special Tax Senior Lien Revenue Bonds (Ladera Ranch)	5.00	8/15/25	1,000,000		1,106,660
Southern California Power Authority, Revenue Bonds (Apex Power Project)	5.00	7/1/37	2,175,000		2,464,057
Successor Agency to the Redevelopment Agency of the City of Pittsburg, Subordinate Tax Allocation Revenue Bonds (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,333,019
				42,784,056
Colorado - 4.2%
Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)	5.00	12/1/41	1,500,000		1,667,415
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	5.00	2/1/41	5,000,000		5,165,600
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,069,766

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Colorado - 4.2% (continued)
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	5.25	1/1/45	3,000,000	3,210,000
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	6.25	10/1/33	1,200,000	1,204,176
Denver City and County , Airport Revenue Bonds, Refunding, Series 2018 B	5.00	12/1/43	4,000,000	4,590,320
Denver City and County , Airport System Subordinate Revenue Bonds	5.00	11/15/43	15,000,000	16,615,050
Denver Convention Center Hotel Authority, Convention Center Hotel Senior Revenue Bonds	5.00	12/1/31	1,500,000	1,685,880
Dominion Water and Sanitation District, Revenue Bonds	5.75	12/1/36	2,000,000	2,117,140
Dominion Water and Sanitation District, Tap Fee Revenue Bonds	6.00	12/1/46	500,000	530,675
E-470 Public Highway Authority, Senior Revenue Bonds	5.38	9/1/26	1,000,000	1,065,890
				40,921,912
Connecticut - 2.1%
Connecticut, GO	5.00	10/15/25	8,000,000	8,812,480
Connecticut, GO, Series 2018 C	5.00	6/15/38	1,000,000	1,100,620
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	10/1/29	5,000,000	5,494,350
Hartford County Metropolitan District, Clean Water Project Revenue Bonds (Green Bonds)	5.00	11/1/33	4,540,000	5,046,709
				20,454,159
District of Columbia - .6%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	10,900,000	[e] 1,933,333
Metropolitan Washington Airports Authority, Airport System Revenue Bonds	5.00	10/1/35	4,000,000	4,236,480
				6,169,813

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Florida - 6.7%
Broward County, Airport System Revenue Bonds	5.38	10/1/29	2,535,000	2,630,772
Central Expressway Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company)	5.00	7/1/42	1,000,000	1,132,430
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue Bonds	5.00	6/1/25	15,500,000	17,782,840
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue Bonds	5.00	6/1/21	3,535,000	3,819,108
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue Bonds (Nova Southeastern University Project)	5.00	4/1/35	1,500,000	1,660,065
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue Bonds (Nova Southeastern University Project)	5.00	4/1/28	1,250,000	1,418,188
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue Bonds	5.00	10/1/31	2,000,000	2,273,620
Gainesville Utilities System, Revenue Bonds	5.00	10/1/37	2,000,000	2,301,880
Hillsborough County Aviation Authority, Customer Facility Charge Revenue Bonds (Tampa International Airport)	5.00	10/1/44	3,500,000	3,824,905
Jacksonville Electric Authority, Electric System Revenue Bonds, Refunding	5.00	10/1/28	705,000	790,242
Lee County, Transportation Facilities Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000	1,747,933
Miami Beach, Stormwater Revenue Bonds, Refunding	5.00	9/1/47	4,500,000	4,881,780
Miami Beach Redevelopment Agency, Tax Increment Revenue Bonds (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000	1,682,025
Miami-Dade County, Seaport Revenue Bonds	5.50	10/1/42	3,000,000	3,338,430
Miami-Dade County Expressway Authority, Toll System Revenue Bonds	5.00	7/1/39	5,000,000	5,521,950

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Florida - 6.7% (continued)
Miami-Dade County Expressway Authority, Toll System Revenue Bonds	5.00	7/1/23	5,000,000		5,523,950
Pinellas County Health Facilities Authority, Health System Revenue Bonds (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	2.94	11/15/23	875,000	[f]	875,000
Saint Johns County Industrial Development Authority, Revenue Bonds (Presbyterian Retirement Communities Project)	5.88	8/1/20	1,000,000	[a]	1,075,590
Tampa, Health System Revenue Bonds (BayCare Health System Issue)	5.00	11/15/46	3,500,000		3,871,175
				66,151,883
Georgia - 3.2%
Atlanta Development Authority, Senior Lien Revenue Bonds (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,750,000		1,990,065
Fulton County Development Authority, Hospital Revenue Bonds (Wellstar Health Systems)	5.00	4/1/36	1,000,000		1,114,940
Fulton County Development Authority, Hospital Revenue Bonds (Wellstar Health Systems)	5.00	4/1/34	2,800,000		3,143,924
Main Street Natural Gas Incorporated, Gas Supply Revenue Bonds, 1 Month LIBOR + .75%	2.15	4/1/48	10,250,000	[b]	10,203,772
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,214,100
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/21	4,000,000		4,261,440
Private Colleges & Universities Authority, Revenue Bonds (Emory University)	5.00	10/1/43	5,200,000		5,747,716
				31,675,957
Illinois - 10.1%
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,041,972
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,300,850
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/28	1,455,000		1,602,784

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 10.1% (continued)
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/28	1,000,000		1,129,030
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/25	2,940,000		3,326,110
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Series 2018 A	5.00	12/1/29	2,000,000		2,267,240
Chicago Park District, Limited Tax GO (Insured; Build America Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,168,780
Cook County, Sales Tax Revenue Bonds, Refunding	5.00	11/15/36	5,000,000		5,664,900
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000		3,428,790
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/44	3,000,000		3,290,610
Illinois, Sales Tax Revenue Bonds	5.00	6/15/24	4,270,000		4,679,194
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/31	9,155,000		10,055,486
Illinois Finance Authority, Revenue Bonds (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,622,100
Illinois Finance Authority, Revenue Bonds (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000		3,590,762
Illinois Finance Authority, Revenue Bonds (Rush University Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,319,140
Illinois Municipal Electric Agency, Power Supply System Revenue Bonds	5.00	2/1/32	3,900,000		4,370,223
Illinois Toll Highway Authority, Toll Highway Senior Revenue Bonds	5.00	1/1/36	4,000,000		4,477,600
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	0.00	12/15/51	11,500,000	[e]	2,233,990
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/52	4,800,000		4,947,792

13

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 10.1% (continued)
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/42	3,500,000	3,620,155
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/26	4,285,000	4,907,782
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue Bonds (University of Illinois)	5.00	4/1/27	7,500,000	8,139,600
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue Bonds (University of Illinois)	5.00	4/1/44	2,500,000	2,704,075
				98,888,965
Indiana - 3.7%
Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/28	1,150,000	1,336,151
Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/29	1,225,000	1,417,521
Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/30	1,750,000	2,016,840
Indiana Finance Authority, Hospital Revenue Bonds (Community Health Network)	5.00	5/1/42	10,000,000	10,750,000
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/36	3,890,000	4,376,522
Indiana Municipal Power Agency, Power Supply System Revenue Bonds	5.00	1/1/36	3,765,000	4,275,157
Indiana Municipal Power Agency, Power Supply System Revenue Bonds	5.00	1/1/37	7,500,000	8,499,450
Richmond Hospital Authority, Revenue Bonds (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,708,992
				36,380,633
Iowa - .9%
Iowa Finance Authority, Health Facilities Revenue Bonds (UnityPoint Health)	5.00	8/15/33	5,105,000	5,687,838

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Iowa - .9% (continued)
Iowa Finance Authority, Healthcare Revenue Bonds (Genesis Health System)	5.00	7/1/23	2,500,000	2,824,650
				8,512,488
Kentucky - 1.4%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/47	3,500,000	3,796,870
Kentucky Public Energy Authority, Gas Supply Revenue Bonds	4.00	4/1/24	9,000,000	9,558,270
				13,355,140
Louisiana - 2.0%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Westlake Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,707,300
Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)	5.00	7/1/47	4,250,000	4,645,675
New Orleans Aviation Board, General Airport Revenue Bonds (North Terminal Project)	5.00	1/1/45	3,250,000	3,555,045
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project)	5.00	1/1/48	3,500,000	3,900,120
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	4,745,000	5,108,372
				19,916,512
Maine - .1%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Issue)	7.50	7/1/32	1,250,000	1,382,813
Maryland - 1.8%
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/24	1,520,000	1,676,986
Howard County, COP	8.15	2/15/20	605,000	660,527

15

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Maryland - 1.8% (continued)
Maryland Economic Development Corporation, LR (Maryland Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,056,810
Maryland Economic Development Corporation, PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,553,425
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Goucher College Issue)	5.00	7/1/34	1,000,000		1,082,200
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Greater Baltimore Medical Center Issue)	5.38	7/1/21	1,500,000	[a]	1,637,775
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,097,950
Maryland Stadium Authority, Revenue Bonds (Construction & Revitalization Program)	5.00	5/1/38	4,450,000		5,114,652
Prince Georges County, Special Obligation Revenue Bonds (National Harbor Project)	5.20	7/1/34	2,700,000		2,709,099
				17,589,424
Massachusetts - 2.8%
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/26	3,705,000		4,331,886
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue Bonds	5.00	1/1/27	5,000,000		5,201,300
Massachusetts Development Finance Agency, Revenue Bonds (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,252,321
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System Issue)	5.00	7/1/44	2,500,000		2,715,800
Massachusetts Development Finance Agency, Revenue Bonds (Partners HeathCare System Issue)	5.00	7/1/31	4,710,000		5,443,959
Massachusetts Development Finance Agency, Revenue Bonds (Partners HeathCare System Issue)	5.00	7/1/30	4,420,000		5,132,371

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Massachusetts - 2.8% (continued)
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue Bonds	5.00	7/1/23	2,000,000		2,165,520
				27,243,157
Michigan - 4.5%
Brighton Area Schools, GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[e]	1,017,136
Detroit Community High School, Public School Academy Revenue Bonds	5.75	11/1/35	715,000		434,391
Detroit School District, School Building and Site Improvement Bonds (GO - Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,065,460
Great Lakes Water Authority, Water Supply System Second Lien Revenue Bonds	5.00	7/1/46	10,000,000		10,982,300
Karegnondi Water Authority, Revenue Bonds	5.00	11/1/41	2,620,000		2,888,760
Kent Hospital Finance Authority, Revenue Bonds (Spectrum Health System)	5.50	11/15/25	2,500,000		2,745,750
Lansing Board of Water and Light, Utility System Revenue Bonds	5.50	7/1/41	2,500,000		2,727,350
Michigan Building Authority, Revenue Bonds (Facilities Program)	5.00	10/15/45	5,000,000		5,574,950
Michigan Finance Authority, Hospital Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/42	1,000,000		1,130,980
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	1,500,000		1,674,390
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	3,000,000		3,333,450
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/35	1,190,000		1,308,810

17

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Michigan - 4.5% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,520,000	1,677,806
Monroe County Economic Development Corporation, LOR (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,352,520
Wayne County Airport Authority, Airport Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/29	1,700,000	1,943,457
Wayne County Airport Authority, Airport Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/22	3,000,000	3,185,130
				44,042,640
Minnesota - 1.4%
Minneapolis, Health Care System Revenue Bonds (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	2,525,000	2,549,341
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue Bonds	5.00	1/1/22	1,210,000	1,328,943
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue Bonds	5.00	1/1/26	1,000,000	1,089,870
Northern Municipal Power Agency, Electric System Revenue Bonds	5.00	1/1/20	2,500,000	2,604,675
Rochester, Health Care Facilities Revenue Bonds (Mayo Clinic)	5.00	11/15/38	1,000,000	1,049,540
Rochester, Health Care Facilities Revenue Bonds (Mayo Clinic)	4.50	11/15/21	1,000,000	1,074,390
Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[e] 3,800,013
				13,496,772

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Missouri - 1.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, Refunding (St. Luke's Health System) Series 2018 A	5.00	11/15/43	1,000,000	1,118,880
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds (CoxHealth)	5.00	11/15/30	3,000,000	3,371,100
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds (SSM Health Care)	5.00	6/1/29	4,000,000	4,474,640
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Prairie State Project)	5.00	12/1/31	2,000,000	2,248,820
				11,213,440
Nebraska - 1.1%
Public Power Generation Agency of Nebraska, Revenue Bonds (Whelan Energy Center Unit 2)	5.00	1/1/38	3,655,000	4,072,145
Public Power Generation Agency of Nebraska, Revenue Bonds (Whelan Energy Center Unit 2)	5.00	1/1/37	5,050,000	5,633,679
Public Power Generation Agency of Nebraska, Revenue Bonds (Whelan Energy Center Unit 2)	5.00	1/1/30	1,380,000	1,545,407
				11,251,231
Nevada - 1.9%
Clark County, GO	5.00	11/1/38	8,410,000	9,364,787
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues Bonds)	5.00	6/1/42	2,500,000	2,717,025
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues Bonds)	5.00	6/1/22	3,910,000	4,235,156
Reno City, Sales Tax Revenue Bonds First Lien (Reno Transportation Rail Access Project)	5.00	6/1/48	2,000,000	2,265,400
				18,582,368

19

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Hampshire - .2%
National Finance Authority, Revenue Bonds, Refunding (Covanta Project)	4.63	11/1/42	2,000,000	[d]	2,010,480
New Jersey - 3.5%
New Jersey Economic Development Authority, Revenue Bonds	5.25	6/15/27	3,500,000		3,904,530
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.00	3/1/28	2,250,000		2,410,312
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.25	6/15/29	1,400,000		1,554,644
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.25	6/15/31	4,000,000		4,411,280
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,114,850
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/46	3,000,000		3,277,800
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/36	5,000,000		5,587,900
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/46	10,595,000		11,853,474
				34,114,790
New York - 7.9%
Metropolitan Transportation Authority, Transportation Revenue Bonds	5.00	11/15/30	2,500,000		2,870,550
Metropolitan Transportation Authority Hudson Rail Yards Trust, Obligations Revenue Bonds	5.00	11/15/51	5,000,000		5,333,700
New York City, GO	5.00	4/1/27	3,000,000		3,297,870
New York City, GO	5.00	4/1/23	2,055,000		2,262,760
New York City, GO	5.00	8/1/24	2,930,000		3,288,339
New York City, GO	5.00	3/1/25	3,300,000		3,760,614
New York City, GO	5.00	8/1/25	2,500,000		2,823,775

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 7.9% (continued)
New York City, GO	5.00	10/1/36	2,500,000		2,702,175
New York City, GO	5.00	8/1/28	1,000,000		1,029,150
New York City, GO	5.00	8/1/25	3,510,000		3,893,889
New York City Transitional Finance Authority, Building Aid Revenue Bonds	5.00	7/15/37	5,340,000		6,003,014
New York Counties Tobacco Trust V, Revenue Bonds	0.00	6/1/50	5,350,000	[e]	747,074
New York Liberty Development Corporation, Revenue Bonds (3 World Trade Center Project)	5.00	11/15/44	4,000,000	[d]	4,210,600
New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		3,095,225
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)	5.00	2/15/43	9,000,000		9,873,180
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)	5.00	2/15/31	6,590,000		7,497,641
New York State Thruway Authority, General Revenue Bonds	5.00	1/1/27	2,000,000		2,263,640
New York State Urban Development Corporation, Personal Income Tax Revenue Bonds	5.00	3/15/31	4,215,000		4,692,096
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,617,300
TSASC, Inc. of New York, Senior Tobacco Settlement Bonds	5.00	6/1/31	2,030,000		2,262,293
				77,524,885
North Carolina - 1.2%
Charlotte Airport, Revenue Bonds	5.00	7/1/42	3,000,000		3,434,400
Durham, Water and Sewer Utility System Revenue Bonds	5.25	6/1/21	1,620,000		1,769,121
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Insured; ACA) (Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,130,670

21

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
North Carolina - 1.2% (continued)
North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Vidant Health)	5.00	6/1/32	3,050,000		3,413,621
North Caroline Turnpike Authority Triangle Expressway System, Revenue Bonds (Liquidity Facility; Assured Guaranty Municipal)	5.00	1/1/29	1,775,000		2,041,711
				11,789,523
Ohio - 2.9%
Allen County OH Hospital Facilities Revenue, Hospital Facilities Revenue Bonds (Catholic Health Partners)	5.00	5/1/42	5,000,000		5,361,500
American Municipal Power, Revenue Bonds (American Municipal Power Fremont Energy Center Project)	5.00	2/15/21	375,000		401,610
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	14,250,000	[e]	1,219,658
Butler County, Hospital Facilities Revenue Bonds (Kettering Health Network Obligated Group Project)	6.38	4/1/36	2,000,000		2,205,020
Butler County, Hospital Facilities Revenue Bonds (UC Health)	5.50	11/1/20	2,410,000	[a]	2,596,582
Cleveland, Airport System Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,107,070
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue Bonds (The Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,661,450
Cuyahoga County Hospital, Revenue Bonds (The Metrohealth System)	5.25	2/15/47	2,000,000		2,162,720
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.)	5.00	5/1/25	140,000		142,968
Miami University, General Receipts Bonds	5.00	9/1/22	2,140,000		2,329,904
Ohio Higher Educational Facility Commission, Revenue Bonds (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,529,703

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Ohio - 2.9% (continued)
Ohio State University, General Receipts Bonds (Escrowed to Maturity)	5.00	12/1/23	40,000		45,704
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue Bonds (Infrastructure Projects)	5.25	2/15/39	2,000,000		2,210,440
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,039,590
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,559,790
				28,573,709
Oregon - .2%
Benton & Linn Counties Consolidated School District, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/38	1,750,000	[c]	1,851,693
Pennsylvania - 7.6%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Series 2018 A	4.00	4/1/44	3,500,000		3,461,185
Allegheny County Port Authority, Special Transportation Revenue Bonds	5.25	3/1/23	2,600,000		2,804,152
Berks County Industrial Development Authority, Health Systems Revenue Bonds, Refunding (Tower Health Project)	5.00	11/1/47	3,600,000		3,942,900
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/46	1,750,000		1,913,257
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/32	3,500,000		3,973,235
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/31	1,250,000		1,423,463
Delaware Valley Regional Finance Authority, Revenue Bonds (Insured; CNTY Gtd.) Series 2018 C, MUNIPSA + .53%	2.09	9/1/23	8,000,000	[b]	8,003,040
Lancaster County Hospital Authority, Health System Revenue Bonds (University of Pennsylvania Health System)	5.00	8/15/46	9,185,000		10,350,301

23

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 7.6% (continued)
Montgomery County Industrial Development Authority, Retirement Community Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	5,000,000	5,518,800
Pennsylvania Turnpike Commission, Motor License Fund-Enchanced Turnpike Subordinate Special Revenue Bonds	5.00	12/1/26	3,750,000	4,383,150
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Series 2018 B	5.25	12/1/48	4,000,000	4,582,960
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/42	3,000,000	3,244,470
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/35	2,000,000	2,241,860
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds	5.00	6/1/24	5,000,000	5,661,350
Philadelphia Airport, Revenue Bonds, Refunding	5.00	7/1/47	5,040,000	5,666,321
Philadelphia School District, GO	5.00	9/1/38	1,000,000	1,113,040
Philadelphia School District, GO	5.00	9/1/35	3,500,000	3,870,825
State Public School Building Authority, School Lease Revenue Bonds (The School District of Philadelphia Project)	5.00	4/1/27	2,235,000	2,389,997
				74,544,306
Rhode Island - .3%
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,000,000	3,210,240
South Carolina - 1.7%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Acts Retirement-Life Communities Inc. Group)	5.00	11/15/47	5,500,000	6,081,845
South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)	5.00	12/1/36	2,500,000	2,602,075
South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)	5.13	12/1/43	7,500,000	7,960,275
				16,644,195

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Tennessee - .5%
Tennessee Energy Acquisition, Gas Revenue Bonds	4.00	11/1/49	5,000,000	5,303,150
Texas - 9.4%
Austin, Water & Waste Water Systems Revenue Bonds	5.00	11/15/43	8,100,000	8,912,187
Austin Convention Enterprises, Convention Center Revenue Bonds (1st Tier-Convention Center Hotel)	5.00	1/1/33	1,000,000	1,127,430
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds	5.00	1/1/28	1,500,000	1,701,105
Dallas, GO, Refunding	5.00	2/15/30	2,000,000	2,230,360
Dallas, GO, Refunding, Series 2013 A	5.00	2/15/26	3,235,000	3,591,853
Dallas and Fort Worth, Joint Revenue Bonds (Dallas/Fort Worth International Airport)	5.00	11/1/35	3,000,000	3,177,780
Fort Bend Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/26	1,835,000	2,100,011
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Mortgage Revenue Bonds (Baylor College of Medicine)	5.00	11/15/24	4,135,000	4,727,215
Houston, Airport System Revenue Bonds, Series 2018 D	5.00	7/1/39	4,000,000	4,566,320
Lower Colorado River Authority, Revenue Bonds	5.00	5/15/39	4,500,000	4,909,725
Lower Colorado River Authority, Transmission Contract Revenue Bonds (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/46	3,800,000	4,192,160
Lower Colorado River Authority, Transmission Contract Revenue Bonds (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/32	800,000	897,904
Lower Colorado River Authority, Transmission Contract Revenue Bonds, Refunding (LCRA Transmission Services)	4.00	5/15/43	4,800,000	4,839,168
North Texas Tollway Authority, First Tier System Revenue Bonds	5.00	1/1/39	5,500,000	6,133,820

25

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Texas - 9.4% (continued)
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/38	1,925,000	2,094,573
North Texas Tollway Authority, Second Tier System Revenue Bonds	5.00	1/1/38	5,815,000	6,423,598
Northside Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program)	5.00	8/15/43	7,000,000	7,740,460
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/26	6,095,000	7,155,774
San Antonio, Electric and Gas Systems Junior Lien Revenue Bonds	5.00	2/1/43	5,000,000	5,457,150
San Antonio, Electric and Gas Systems Revenue Bonds (Escrowed to Maturity)	5.50	2/1/20	255,000	268,581
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/27	3,705,000	4,288,982
Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Scott and White Health Project)	5.00	11/15/45	2,500,000	2,770,475
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue Bonds	5.00	8/15/31	2,500,000	2,737,550
				92,044,181
U.S. Related - .6%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,500,000	[e] 1,556,375
Puerto Rico Highway & Transportation Authority, Transportation Revenue Bonds (Insured; AMBAC Indemnity Corp.)	5.25	7/1/41	3,700,000	4,453,838
				6,010,213
Utah - .6%
Salt Lake City, Airport Revenue Bonds (Salt Lake International Airport)	5.00	7/1/37	1,000,000	1,143,970
Salt Lake City, Airport Revenue Bonds (Salt Lake International Airport)	5.00	7/1/36	1,350,000	1,549,976
Utah Charter School Finance Authority, Charter School Revenue Bonds	5.00	10/15/43	1,150,000	1,278,800

26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Utah - .6% (continued)
Utah County, HR (Intermountain Health Care Health Services, Inc.)	4.00	5/15/47	2,250,000	2,302,852
				6,275,598
Virginia - .6%
Chesterfield County Economic Development Authority, PCR (Virginia Electric and Power Company Project)	5.00	5/1/23	1,000,000	1,019,680
Newport News, GO General Improvement Bonds and GO Water Bonds	5.25	7/1/22	1,000,000	1,119,380
Virginia Housing Development Authority, Rental Housing Revenue Bonds	5.50	6/1/30	1,000,000	1,024,690
Washington County Industrial Development Authority, HR (Mountain States Health Alliance)	7.75	1/1/19	1,000,000	[a] 1,019,780
Winchester Economic Development Authority, HR (Valley Health System Obligated Group)	5.00	1/1/35	1,560,000	1,737,622
				5,921,152
Washington - 2.4%
Port of Seattle, Intermediate Lien Revenue Bonds	5.00	2/1/28	2,000,000	2,312,660
Port of Seattle, Intermediate Lien Revenue Bonds	5.00	3/1/35	3,000,000	3,347,550
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/58	11,250,000	12,444,637
Washington Health Care Facilities Authority, Revenue Bonds (Providence Health and Services)	5.00	10/1/42	5,000,000	5,452,650
				23,557,497
West Virginia - .5%
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects)	5.00	10/1/36	4,500,000	4,843,080
Wisconsin - 2.0%
Public Finance Authority of Wisconsin, HR (Renown Regional Medical Center Project)	5.00	6/1/40	4,000,000	4,392,120

27

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Wisconsin - 2.0% (continued)
Public Finance Authority of Wisconsin, Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/35	7,000,000	7,803,530
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Ascension Senior Credit Group)	5.00	11/15/29	4,500,000	5,180,850
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.)	5.25	4/15/23	2,000,000	[a] 2,280,180
				19,656,680
Total Investments (cost $957,592,075)			99.1%	975,131,777
Cash and Receivables (Net)			0.9%	8,849,314
Net Assets			100.0%	983,981,091

LIBOR—London Interbank Offered Rate

MUNIPSA—SIFMA Municipal Swap Index Yield

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued at $9,197,435 or .93% of net assets.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

28

Portfolio Summary (Unaudited) †	Value (%)
Transportation	19.5
Medical	18.0
Utilities	10.8
General	9.7
General Obligation	7.8
Education	6.2
Special Tax	5.8
Water	5.6
Tobacco Settlement	4.7
School District	3.0
Development	1.8
Nursing Homes	1.2
Facilities	1.1
Prerefunded	.9
Airport	.9
Higher Education	.8
Pollution	.7
Power	.4
Housing	.1
Multifamily Hsg	.1
99.1

† Based on net assets.

See notes to financial statements.

29

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

30

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	957,592,075	975,131,777
Cash		589,795
Interest receivable		10,451,406
Receivable for shares of Common Stock subscribed		1,423,411
Prepaid expenses		35,531
		987,631,920
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		444,841
Payable for investment securities purchased		2,000,000
Payable for shares of Common Stock redeemed		1,077,182
Directors fees and expenses payable		14,840
Accrued expenses		113,966
		3,650,829
Net Assets ($)		983,981,091
Composition of Net Assets ($):
Paid-in capital		969,298,933
Accumulated net realized gain (loss) on investments		(2,857,544)
Accumulated net unrealized appreciation (depreciation) on investments		17,539,702
Net Assets ($)		983,981,091

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	396,168,878	20,570,335	397,293,371	1,011	169,947,496
Shares Outstanding	28,617,176	1,485,763	28,686,583	73	12,268,823
Net Asset Value Per Share ($)	13.84	13.84	13.85	13.85	13.85

See notes to financial statements.

31

STATEMENT OF OPERATIONS

Year Ended August 31, 2018

Investment Income ($):
Interest Income	34,875,806
Expenses:
Management fee—Note 3(a)	6,045,429
Shareholder servicing costs—Note 3(c)	1,509,564
Distribution fees—Note 3(b)	178,010
Registration fees	121,592
Directors’ fees and expenses—Note 3(d)	96,495
Professional fees	81,555
Custodian fees—Note 3(c)	60,447
Prospectus and shareholders’ reports	29,600
Loan commitment fees—Note 2	22,175
Miscellaneous	88,231
Total Expenses	8,233,098
Less—reduction in expenses due to undertaking—Note 3(a)	(2,337,320)
Less—reduction in fees due to earnings credits—Note 3(c)	(36,197)
Net Expenses	5,859,581
Investment Income—Net	29,016,225
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,928,773
Net unrealized appreciation (depreciation) on investments	(33,779,250)
Net Realized and Unrealized Gain (Loss) on Investments	(23,850,477)
Net Increase in Net Assets Resulting from Operations	5,165,748

See notes to financial statements.

32

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2018	2017
Operations ($):
Investment income—net	29,016,225	30,185,196
Net realized gain (loss) on investments	9,928,773	881,125
Net unrealized appreciation (depreciation) on investments	(33,779,250)	(32,360,992)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,165,748	(1,294,671)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(11,730,609)	(13,918,122)
Class C	(474,595)	(706,141)
Class I	(11,414,792)	(9,720,823)
Class Y	(33)	(33)
Class Z	(5,255,293)	(5,753,533)
Total Distributions	(28,875,322)	(30,098,652)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	22,393,428	30,301,705
Class C	3,266,524	4,932,696
Class I	177,356,828	236,734,249
Class Z	2,052,696	5,223,917
Distributions reinvested:
Class A	9,880,218	11,646,153
Class C	339,076	524,294
Class I	8,542,598	7,024,722
Class Z	3,955,624	4,282,168
Cost of shares redeemed:
Class A	(81,723,810)	(109,429,203)
Class C	(12,140,757)	(10,889,412)
Class I	(138,584,623)	(157,249,687)
Class Z	(15,484,606)	(18,635,336)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,146,804)	4,466,266
Total Increase (Decrease) in Net Assets	(43,856,378)	(26,927,057)
Net Assets ($):
Beginning of Period	1,027,837,469	1,054,764,526
End of Period	983,981,091	1,027,837,469

33

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2018	2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,600,341	2,155,421
Shares issued for distributions reinvested	710,167	832,602
Shares redeemed	(5,863,746)	(7,872,201)
Net Increase (Decrease) in Shares Outstanding	(3,553,238)	(4,884,178)
Class Ca,b
Shares sold	233,686	352,268
Shares issued for distributions reinvested	24,343	37,486
Shares redeemed	(865,996)	(781,828)
Net Increase (Decrease) in Shares Outstanding	(607,967)	(392,074)
Class I
Shares sold	12,719,258	16,905,334
Shares issued for distributions reinvested	614,132	501,889
Shares redeemed	(9,963,144)	(11,296,265)
Net Increase (Decrease) in Shares Outstanding	3,370,246	6,110,958
Class Z b
Shares sold	146,876	371,341
Shares issued for distributions reinvested	284,212	305,872
Shares redeemed	(1,113,417)	(1,338,436)
Net Increase (Decrease) in Shares Outstanding	(682,329)	(661,223)

[a]During the period ended August 31, 2018, 77,807 Class C shares representing $1,097,136 were automatically converted to 77,868 Class A shares.

[b]During the period ended August 31, 2018, 9,103 Class A shares representing $125,648 were exchanged for 9,118 Class Z shares and 3,826 Class C shares representing $53,904 were exchanged for 3,672 Class A shares.

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.17	14.57	14.02	14.10	13.21
Investment Operations:
Investment income—net[a]	.39	.41	.43	.47	.52
Net realized and unrealized gain (loss) on investments	(.34)	(.40)	.55	(.08)	.89
Total from Investment Operations	.05	.01	.98	.39	1.41
Distributions:
Dividends from investment income—net	(.38)	(.41)	(.43)	(.47)	(.52)
Net asset value, end of period	13.84	14.17	14.57	14.02	14.10
Total Return (%)[b]	.40	.11	7.10	2.79	10.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.94	.94	.94	.95
Ratio of net expenses to average net assets	.70	.70	.70	.70	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[c]
Ratio of net investment income to average net assets	2.77	2.90	3.02	3.32	3.83
Portfolio Turnover Rate	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	396,169	455,772	540,019	487,129	510,428

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.17	14.57	14.02	14.10	13.21
Investment Operations:
Investment income—net[a]	.28	.30	.32	.36	.42
Net realized and unrealized gain (loss) on investments	(.33)	(.40)	.55	(.08)	.89
Total from Investment Operations	(.05)	(.10)	.87	.28	1.31
Distributions:
Dividends from investment income—net	(.28)	(.30)	(.32)	(.36)	(.42)
Net asset value, end of period	13.84	14.17	14.57	14.02	14.10
Total Return (%)[b]	(.35)	(.64)	6.30	2.02	10.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70	1.70	1.70	1.71	1.72
Ratio of net expenses to average net assets	1.45	1.45	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[c]
Ratio of net investment income to average net assets	2.01	2.15	2.25	2.57	3.09
Portfolio Turnover Rate	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	20,570	29,663	36,229	23,940	23,333

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amount represents less than .01%.

See notes to financial statements.

36

		Year Ended August 31,
Class I Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.17	14.58	14.02	14.11	13.22
Investment Operations:
Investment income—net[a]	.42	.44	.46	.50	.54
Net realized and unrealized gain (loss) on investments	(.32)	(.41)	.57	(.09)	.90
Total from Investment Operations	.10	.03	1.03	.41	1.44
Distributions:
Dividends from investment income—net	(.42)	(.44)	(.47)	(.50)	(.55)
Net asset value, end of period	13.85	14.17	14.58	14.02	14.11
Total Return (%)	.72	.29	7.44	2.98	11.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.69	.71	.70	.73
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[b]
Ratio of net investment income to average net assets	3.01	3.15	3.19	3.56	3.98
Portfolio Turnover Rate	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	397,293	358,809	280,013	74,412	37,874

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.18	14.58	14.03	14.11	13.22
Investment Operations:
Investment income—net[a]	.45	.45	.51	.51	.56
Net realized and unrealized gain (loss) on investments	(.34)	(.40)	.54	(.08)	.88
Total from Investment Operations	.11	.05	1.05	.43	1.44
Distributions:
Dividends from investment income—net	(.44)	(.45)	(.50)	(.51)	(.55)
Net asset value, end of period	13.85	14.18	14.58	14.03	14.11
Total Return (%)	.84	.46	7.60	3.07	11.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.61	3.31	4.19	1.18
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[b]
Ratio of net investment income to average net assets	3.21	3.24	3.49	3.59	4.09
Portfolio Turnover Rate	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	1	1	1	1	1

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

38

		Year Ended August 31,
Class Z Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.18	14.58	14.03	14.11	13.22
Investment Operations:
Investment income—net[a]	.42	.44	.47	.50	.55
Net realized and unrealized gain (loss) on investments	(.34)	(.40)	.54	(.08)	.89
Total from Investment Operations	.08	.04	1.01	.42	1.44
Distributions:
Dividends from investment income—net	(.41)	(.44)	(.46)	(.50)	(.55)
Net asset value, end of period	13.85	14.18	14.58	14.03	14.11
Total Return (%)	.62	.34	7.34	3.03	11.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.70	.71	.69	.73
Ratio of net expenses to average net assets	.48	.47	.49	.47	.50
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[b]
Ratio of net investment income to average net assets	2.99	3.13	3.25	3.55	4.02
Portfolio Turnover Rate	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	169,947	183,593	198,501	197,104	203,899

a Based on average shares outstanding.

b Amount represents less than .01%.

See notes to financial statements.

39

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

40

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

41

NOTES TO FINANCIAL STATEMENTS (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

42

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	975,131,777	-	975,131,777

† See Statement of Investments for additional detailed categorizations.

At August 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

43

NOTES TO FINANCIAL STATEMENTS (continued)

At August 31, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,050,050, accumulated capital losses $2,338,736 and unrealized appreciation $17,545,052. In addition, the fund had $524,158 of capital losses realized after October 31, 2017, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2018. If not applied, $2,338,736 of the carryover expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2018 and August 31, 2017 were as follows: tax-exempt income $28,726,368 and $29,945,891, and ordinary income $148,954 and $152,761, respectively.

During the period ended August 31, 2018, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, capital loss carryover expiration and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $140,903, increased accumulated net realized gain (loss) on investments by $897,838 and decreased paid-in capital by $756,935. Net assets and net asset value per share were not affected by this reclassification.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—

44

Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2017 through December 31, 2018 to waive receipt of its fees and/or assume the expenses of the fund, so that total annual fund operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least December 31, 2018. The reduction in expenses, pursuant to the undertaking, amounted to $2,337,320 during the period ended August 31, 2018.

During the period ended August 31, 2018, the Distributor retained $4,414 from commissions earned on sales of the fund’s Class A shares and $219 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an

45

NOTES TO FINANCIAL STATEMENTS (continued)

annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2018, Class C shares were charged $178,010 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2018, Class A and Class C shares were charged $1,065,053 and $59,337, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2018, Class Z shares were charged $46,365 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2018, the fund was charged $107,250 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

46

During the period ended August 31, 2018, the fund was charged $60,447 pursuant to the custody agreement. These fees were partially offset by earnings credits of $36,195.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2018, the fund was charged $4,212 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

During the period ended August 31, 2018, the fund was charged $13,269 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $501,431, Distribution Plan fees $13,176, Shareholder Services Plan fees $90,905, custodian fees $11,528, Chief Compliance Officer fees $5,693 and transfer agency fees $11,325, which are offset against an expense reimbursement currently in effect in the amount of $189,217.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2018, amounted to $297,948,334 and $308,328,933, respectively.

At August 31, 2018, the cost of investments for federal income tax purposes was $957,586,725; accordingly, accumulated net unrealized appreciation on investments was $17,545,052, consisting of $24,880,088 gross unrealized appreciation and $7,335,036 gross unrealized depreciation.

47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus AMT-Free Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus AMT-Free Municipal Bond Fund (the “Fund”) (one of the funds constituting Dreyfus Municipal Funds, Inc.), including the statement of investments, as of August 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Municipal Funds, Inc.) at August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
October 26, 2018

48

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2018 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $148,954 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2018 calendar year on Form 1099-DIV, which will be mailed in early 2019.

49

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 125

———————

Joni Evans (76)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 21

———————

Joan Gulley (70)

Board Member (2017)

Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

No. of Portfolios for which Board Member Serves: 52

———————

Ehud Houminer (78)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia

University (1992-present)

Trustee, Ben Gurion University

No. of Portfolios for which Board Member Serves: 52

———————

50

Alan H. Howard (58)

Board Member (2018)

Principal Occupation During Past 5 Years:

• Managing Partner of Heathcote Advisors LLC, a financial advisory services firm (2008 – present)

• President of Dynatech/MPX Holdings LLC (2012 – present), a global supplier and service provider of military aircraft parts, including Chief Executive Officer of an operating subsidiary, Dynatech International LLC (2013 – present)

• Senior Advisor, Rossoff & Co., an independent investment banking firm (2014 – present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, a designer and manufacturer of watches, Director (1997-present)

No. of Portfolios for which Board Member Serves: 21

———————

Robin A. Melvin (54)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 100

———————

Burton N. Wallack (67)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 21

———————

Benaree Pratt Wiley (72)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 80

———————

51

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (77)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

William Hodding Carter III, Emeritus Board Member
Hans C. Mautner, Emeritus Board Member

52

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 125 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

53

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 150 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 144 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

54

NOTES

55

NOTES

56

NOTES

57

For More Information

Dreyfus AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0319AR0818

Dreyfus High Yield Municipal Bond Fund

ANNUAL REPORT August 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus High Yield Municipal Bond Fund, covering the 12-month period from September 1, 2017 through August 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The 12-month period started on solid footing which gave way to a shifting landscape. Through February of 2018, major global economies appeared to be in lock-step as they moved towards less accommodative monetary policy and concurrent growth. In the equity markets, both U.S. and non-U.S. markets enjoyed an upward trek across sectors and market caps. Interest rates rose across the curve putting pressure on bond prices, but sectors such as investment grade and high yield corporates, non-U.S. dollar denominated bonds and emerging market debt, were able to outperform like-duration U.S. Treasuries.

In February, the first rumblings of discontent shook equity markets. Global growth and monetary policy paths began to diverge. Non-U.S. economies weakened. Momentum sputtered, and equities began to struggle. Emerging market debt, non-U.S. denominated bonds and corporate debt gave up much of the performance earned earlier in the period. Long-term U.S. interest rates started to fall. The shockwave ended in April and pressure on U.S. equity markets eased, allowing U.S. equity markets to end the 12-month period with double-digit gains.

Despite new concerns regarding trade, U.S. inflationary pressures and global growth, we are optimistic that U.S. consumer spending, corporate earnings, and economic data will remain strong in the near term. However, we will stay attentive to signs that might signal possible changes on the horizon. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
September 17, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through August 31, 2018, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended August 31, 2018, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 6.10% total return, Class C shares returned 5.31%, Class I shares returned 6.37%, Class Y shares returned 6.37%, and Class Z shares returned 6.25%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 0.49%.2

Municipal bonds generally produced marginally positive total returns over the reporting period, which experienced rising interest rates, continued steady overall demand from traditional investors seeking higher yields, and supply dynamics shifting favorably due to tax reform. The fund produced higher returns than the Index, mainly due to the strong relative performance of lower-rated securities.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies, or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Tax Reform and Hunger for Yield Drive Municipal Market Behavior

Municipal bonds encountered bouts of volatility, particularly through the middle of the reporting period. The uncertainty surrounding potential market implications of the passage of tax reform, coupled with a record number of new issues, put upward pressure on yields and downward pressure on prices. However, market weakness proved temporary, and municipal bonds generally rebounded as volatility waned during the second half of the reporting period. Demand from individuals in high-tax states increased significantly as the search for immunization against the newly imposed tax restrictions on state and local tax deductions provided a catalyst. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. As the economy remains strong, tax revenues continue to support the underlying financial conditions of many municipalities, reducing the perceived risk of lending money to these entities.

In this historically low rate environment, investors continue to display yield-seeking behavior, emphasizing lower-quality credits and longer-maturity profiles. The trend towards longer-maturity bonds is exacerbated by the Federal Reserve’s (the “Fed”) consistent increases of the federal funds

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

rate. These increases have driven up the short part of the yield curve. This activity, in conjunction with demand on the long end, has caused the yield curve to flatten. This flattening action has detracted from bond returns through the five-year portion of the curve. In addition to seeking longer-maturity securities, investors are opting for lower-quality credit, purchasing bonds in the lower investment grade and high yield credit sectors. This demand is supporting prices in these sectors and contributing to spread compression.

Lower-Quality Instruments and Issue Selection Support Fund Results

The (high yield) fund outperformed its (investment-grade) Index during the period. The outperformance was supported by several factors. First, the municipal high yield market delivered better returns than investment-grade bond markets during the period, primarily due to investors’ preference for excess yield. This demand is driven by investors’ comfort with municipal credit risk and the comparatively larger tax benefits offered by the higher-yielding coupon. In addition, the strong economy has improved the underlying fundamentals of many high yield issuers, reducing the amount of perceived risk of investing in these bonds. Additionally, tobacco securitization bonds, which comprise a large part of the high yield market, performed well during the period. Security selection within the continuing care retirement sectors, a part of the health care subsector, boosted returns. Yield curve positioning was also additive. Conversely, the fund’s allocation to investment-grade debt was a relative drag on returns. As a sector, investment grade underperformed high yield debt. The investment-grade portion of the portfolio is maintained for diversification and liquidity purposes.

A More Neutral Investment Environment

Market volatility surrounding the enactment of tax reform legislation and rising short-term interest rates appears to have eased and more balanced supply-and-demand dynamics have resumed. As the economy remains strong, we anticipate continued support of issuer fundamentals. Rates may continue to rise. As the calendar year rolls over, we suspect seasonal effects may contribute to market volatility as supply increases and reinvestment demand falls. This may cause spreads to widen and create more attractive buying opportunities.

After the recent positive performance demonstrated by tobacco securitizations, we are cognizant of positioning in this sector and will watch for events that could foster performance changes. We have also changed our couponing structure, opting for zero coupon bonds versus higher coupon bonds in particular areas of the market where value creation opportunities exist.

September 17, 2018

1  Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through December 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Dreyfus High Yield Municipal Bond Fund Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”)

†  Source: Lipper Inc.

††  The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus High Yield Municipal Bond Fund on 8/31/08 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The fund invests primarily in municipal securities. The Index covers the U.S.-dollar-denominated long-term tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 8/31/18
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	3/15/07	1.30%	6.31%	4.73%
without sales charge	3/15/07	6.10%	7.29%	5.22%
Class C shares
with applicable redemption charge †	3/15/07	4.31%	6.49%	4.42%
without redemption	3/15/07	5.31%	6.49%	4.42%
Class I shares	12/15/08	6.37%	7.57%	5.45%††
Class Y shares	7/1/13	6.37%	7.57%	5.39%††
Class Z shares	9/30/05	6.25%	7.41%	5.34%
Bloomberg Barclays U.S. Municipal Bond Index		0.49%	4.12%	4.32%

†  The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

††  The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class Z shares for periods prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for Class Y shares).

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from March 1, 2018 to August 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.50	$8.36	$3.21	$3.21	$3.72
Ending value (after expenses)	$1,050.10	$1,047.00	$1,051.50	$1,051.40	$1,050.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.43	$8.24	$3.16	$3.16	$3.67
Ending value (after expenses)	$1,020.82	$1,017.04	$1,022.08	$1,022.08	$1,021.58

† Expenses are equal to the fund’s annualized expense ratio of .87% for Class A, 1.62% for Class C, .62% for Class I, .62% for Class Y and .72% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

August 31, 2018

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6%
Alabama - 2.6%
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Bonds, Series 2018 B	5.00	7/1/31	1,850,000		2,125,317
Jefferson County, Senior Lien Sewer Revenue Bonds Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	4,385,250
				6,510,567
Arizona - 5.1%
La Paz County Industrial Development Authority, Educational Facility Lease Revenue Bonds (Harmony Public Schools Project) Series 2018 A	5.00	2/15/48	1,600,000		1,702,752
Phoenix Industrial Development Authority, Education Facility Revenue Bonds (BASIS Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,023,720
Phoenix Industrial Development Authority, Education Facility Revenue Bonds (BASIS Schools Projects)	5.00	7/1/45	1,500,000	[b]	1,536,465
Phoenix Industrial Development Authority, Education Facility Revenue Bonds (Legacy Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,108,640
Phoenix Industrial Development Authority, Student Housing Revenue Bonds (Downtown Phoenix Student Housing LLC-University Project)	5.00	7/1/42	1,500,000		1,646,325
Pima County Industrial Development Authority, Education Revenue Bonds (American Leadership Academy Project)	5.00	6/15/52	2,565,000	[b]	2,581,467
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Inc Project) Series 2017 A	6.13	10/1/47	1,300,000	[b]	1,439,542
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project)	6.13	10/1/52	1,400,000	[b]	1,543,738
				12,582,649

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 7.1%
Anaheim Community Facilities District Number 08-1, Special Tax Revenue Bonds (Platinum Triangle)	4.00	9/1/46	2,000,000		2,013,600
California County Tobacco Securitization Agency, Tobacco Settlement Revenue Bonds	0.00	6/1/46	12,500,000	[c]	1,843,875
California Statewide Communities Development Authority, Revenue Bonds (Bentley School)	7.00	7/1/40	1,075,000		1,158,022
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University)	6.38	11/1/43	2,000,000		2,308,740
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center)	5.00	12/1/36	2,000,000	[b]	2,181,900
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Series A	5.50	12/1/58	1,000,000	[b]	1,103,810
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	10,000,000	[c]	1,775,300
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,665,585
Tobacco Securitization Authority, North Tobacco Settlement Revenue Bonds (Capital Appreciation-2nd Sub-Asset Backed C)	0.00	6/1/45	6,370,000	[c]	776,057
Tobacco Securitization Authority, Southern California Tobacco Settlement Revenue Bonds (Capital Appreciation Sub-Asset Backed B)	0.00	6/1/46	15,000,000	[c]	2,645,550
				17,472,439
Colorado - 5.2%
Belleview Station Metropolitan District Number 3, GO	5.00	12/1/36	1,000,000		1,026,320
Colorado Bridge Enterprise, Revenue Bonds (Central 70 Project)	4.00	6/30/51	1,500,000		1,483,695
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes)	5.00	12/31/51	1,500,000		1,621,245

9

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Colorado - 5.2% (continued)
Denver City and County Airport System, Airport Revenue Bonds, Refunding, Series A	4.00	12/1/48	1,500,000		1,503,675
Denver City and County Special Facilities, Airport Revenue Bonds (United Airlines Project)	5.00	10/1/32	2,500,000		2,680,050
Dominion Water and Sanitation District, Tap Fee Revenue Bonds	6.00	12/1/46	2,010,000		2,133,313
Sterling Ranch Community Authority, Board Supported Revenue Bonds	5.00	12/1/47	2,250,000		2,277,472
				12,725,770
Connecticut - 1.3%
Connecticut Development Authority, Water Facilities Revenue Bonds (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,622,325
Harbor Point Infrastructure Improvement District, Special Obligation Revenue Bonds, Refunding (Harbor Point Project)	5.00	4/1/39	1,500,000	[b]	1,598,895
				3,221,220
District of Columbia - .8%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project)	5.00	7/1/52	2,000,000		2,086,840
Florida - 2.3%
Cape Coral Health Facilities Authority, Senior Housing Revenue Bonds (Gulf Care, Inc. Project)	5.88	7/1/40	1,000,000	[b]	1,074,460
Davie, Educational Facilities Revenue Bonds (Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,105,050
Florida Development Finance Corporation, Educational Facilities Revenue Bonds (Miami Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,187,650
Florida Higher Educational Facilities Financial Authority, Educational Facilities Revenue Bonds (Jacksonville University Project)	5.00	6/1/48	1,500,000	[b]	1,585,170
Village Community Development District Number 10, Special Assessment Revenue Bonds	6.00	5/1/44	600,000		687,468
				5,639,798

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Georgia - 3.2%
Atlanta Development Authority Senior Health Care Facilities, Revenue Bonds (Georgia Proton Treatment Center Project)	7.00	1/1/40	2,250,000		2,242,282
Burke County Development Authority, Pollution Control Revenue Bonds, Refunding (Oglethorpe Power Corp-Vogtle)	4.13	11/1/45	2,500,000		2,477,675
Gainesville & Hall County Development Authority Educational Facilities, Revenue Bonds	5.00	3/1/47	1,000,000		1,047,170
Marietta Development Authority, Revenue Bonds (University Facilities-Life University)	5.00	11/1/47	2,000,000	[b]	2,118,900
				7,886,027
Idaho - .5%
Idaho Health Facilities Authority, Revenue Bonds (St. Luke's Health System Project)	5.00	3/1/37	1,000,000		1,118,370
Illinois - 8.4%
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,089,690
Chicago, General Airport Third Lien Revenue Bonds (Chicago O'Hare International Airport)	5.63	1/1/35	210,000		225,941
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	1,000,000		1,133,510
Chicago, Second Lien Wastewater Transmission Revenue Bonds	5.00	1/1/39	1,000,000		1,072,640
Chicago, Second Lien Waterworks Revenue Bonds, Series 2017-2	5.00	11/1/31	2,000,000		2,263,320
Chicago Board of Education, GO	5.00	12/1/36	2,000,000		2,070,180
Chicago Board of Education, GO	5.00	12/1/33	1,000,000		1,043,100
Illinois, GO	5.00	11/1/28	3,500,000		3,724,490
Illinois, GO, Refunding, Series 2018 A	5.00	10/1/28	1,000,000		1,070,210
Illinois Finance Authority, Revenue Bonds (Rehabilitation Institute of Chicago)	6.00	7/1/43	1,000,000		1,104,850

11

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Illinois - 8.4% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/36	1,075,000	1,176,760
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	0.00	12/15/51	10,245,000	[c] 1,990,194
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue Bonds (University of Illinois)	5.00	4/1/44	1,500,000	1,622,445
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue Bonds (University of Illinois)	5.50	4/1/31	1,000,000	1,075,820
				20,663,150
Indiana - .9%
Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds (Ohio Valley Electric Corporation Project) Series 2012 A	5.00	6/1/39	1,750,000	1,756,353
Indiana Municipal Power Agency, Power Supply System Revenue Bonds	5.00	1/1/37	500,000	566,630
				2,322,983
Iowa - 1.5%
Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000	2,669,350
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	1,000,000	1,009,300
				3,678,650
Kansas - .8%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Series 2018 A	5.25	11/15/53	1,000,000	1,002,270
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Series 2018 B	4.00	11/15/25	1,000,000	1,011,180
				2,013,450
Kentucky - .3%
Paducah Electric Plant Board, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/35	750,000	826,283

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Louisiana - 2.4%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Corporation Project)	3.50	11/1/32	2,000,000		1,960,620
New Orleans, Water Revenue Bonds	5.00	12/1/40	1,000,000		1,100,510
New Orleans, Water Revenue Bonds, Refunding	5.00	12/1/34	1,000,000		1,109,980
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project)	5.00	1/1/48	1,500,000		1,645,260
				5,816,370
Maine - .7%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Issue)	7.50	7/1/32	1,500,000		1,659,375
Maryland - .4%
Maryland Economic Development Corporation, Student Housing Revenue Bonds (Townson University Project)	5.00	7/1/37	1,000,000		1,053,140
Massachusetts - .6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/57	1,500,000	[b]	1,593,195
Michigan - 4.1%
Detroit, Water Supply System Senior Lien Revenue Bonds	5.00	7/1/31	1,000,000		1,055,640
Michigan Finance Authority, HR (Trinity Health Credit Group)	5.00	12/1/45	2,380,000		2,655,937
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	1,000,000		1,111,150
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Second Lien Local Project Bonds)	5.00	7/1/34	1,000,000		1,095,370

13

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Michigan - 4.1% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	500,000		542,735
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,200,000		1,185,324
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds, Series C	0.00	6/1/58	77,300,000	[c]	2,446,545
				10,092,701
Missouri - 2.8%
Missouri Health and Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects)	5.00	2/1/46	1,000,000		1,071,460
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue Bonds (Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,079,470
Saint Louis County Industrial Development Authority, Tax Increase Financing Revenue Bonds (Saint Louis Innovation District Project)	4.38	5/15/36	2,200,000		2,195,842
Saint Louis Industrial Development Authority, Financing Revenue Bonds, Refunding (Ballpark Village Development Project)	4.75	11/15/47	2,500,000		2,571,625
				6,918,397
Nevada - 1.1%
Director of Nevada Department of Business and Industrial Development, Revenue Bonds, Ser. A (Somerset Academy)	5.00	12/15/48	1,500,000	[b]	1,535,715
Reno City, Sales Tax Revenue Bonds, Refunding (Retrac-Reno Transportation Rail Access Corridor Project)	0.00	7/1/58	13,000,000	[b,c]	1,043,120
				2,578,835
New Jersey - 5.4%
New Jersey Economic Development Authority, Revenue Bonds	5.25	6/15/27	1,000,000		1,115,580

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
New Jersey - 5.4% (continued)
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.25	6/15/40	1,250,000		1,351,900
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,080,610
New Jersey Educational Facilities Authority, Revenue Bonds (Stockton University Issue)	5.00	7/1/41	1,000,000		1,079,790
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/46	6,500,000		7,019,675
South Jersey Port Subordinated Marine Terminal, Revenue Bonds, Series B	5.00	1/1/42	1,500,000		1,630,290
				13,277,845
New Mexico - 1.0%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,356,970
New York - 10.4%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (LOC; TD Bank NA)	1.40	11/1/31	1,300,000	[d]	1,300,000
New York Counties Tobacco Trust V, Revenue Bonds	0.00	6/1/50	14,325,000	[c]	2,000,343
New York Counties Tobacco V, Revenue Bonds	0.00	6/1/55	75,000,000	[c]	5,345,250
New York Liberty Development Corporation, Revenue Bonds (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,631,625
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/34	1,000,000		1,112,500
New York Transportation Development Corporation, Special Facility Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	2,000,000		2,134,960
Niagara Area Development Corporation, Solid Disposal Facility Revenue Bonds, Refunding (Convanta Holding Project) Series 2018 A	4.75	11/1/42	2,000,000	[b]	2,010,020

15

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
New York - 10.4% (continued)
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue Bonds (Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,007,190
Triborough Bridge and Tunnel Authority, Revenue Bonds, Refunding (LOC; Citibank NA)	1.37	1/1/32	4,000,000	[d]	4,000,000
TSASC Inc., Tobacco Settlement Subordinate Bonds	5.00	6/1/48	4,000,000		4,093,560
				25,635,448
North Dakota - 1.0%
Grand Forks, Revenue Bonds (Green Bonds) (Red River Biorefinery LLC Project)	5.38	9/15/38	2,500,000	[b]	2,423,700
Ohio - 4.3%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	58,000,000	[c]	4,964,220
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	2,100,000		2,143,533
Centerville, Health Care Revenue Bonds (Graceworks Lutheran Services)	5.25	11/1/47	1,200,000		1,265,016
Cuyahoga County Hospital, Revenue Bonds (The Metrohealth System)	5.00	2/15/57	1,000,000		1,052,000
Hamilton County, Healthcare Improvement Revenue Bonds (Life Enriching Communities Project)	5.00	1/1/51	1,000,000		1,069,430
				10,494,199
Oklahoma - 1.1%
Oklahoma Development Finance Authority, Health System Revenue Bonds (OU Medicine Project) Series 2018 B	5.25	8/15/48	1,500,000		1,676,055
Tulsa County Industrial Authority, Senior Living Community Revenue Bonds (Montereau Inc. Project)	5.25	11/15/37	1,000,000		1,105,730
				2,781,785
Oregon - 1.1%
Clackmas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project)	5.00	11/15/47	1,500,000		1,614,360

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Oregon - 1.1% (continued)
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue Bonds (Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,035,450
				2,649,810
Pennsylvania - 4.7%
Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (City Center Project)	5.00	5/1/42	1,250,000	[b]	1,357,588
Chester County Industrial Development Authority, Special Obligation Revenue Bonds (Woodlands at Graystone Project)	5.13	3/1/48	1,050,000	[b]	1,074,150
Crawford County Hospital Authority, HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,072,720
Lancaster County Hospital Authority, Revenue Bonds (Brethren Village Project)	5.25	7/1/41	1,000,000		1,099,120
Montgomery County Industrial Development Authority, Retirement Community Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	2,500,000		2,759,400
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,042,300
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/36	1,000,000		1,117,500
Tender Option Bond Trust Receipts (Series 2016-XM0373), 6/1/2041, (Geisinger Authority, Health System Revenue Bonds (Geisinger Health System)) Non-recourse	5.13	6/1/35	2,000,000	B,E	2,121,435
				11,644,213
South Carolina - .6%
South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)	5.25	12/1/55	1,400,000		1,521,800
Tennessee - .7%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center)	5.00	7/1/46	1,500,000		1,647,345

17

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Texas - 7.9%
Arlington Higher Education Finance Corporation, Revenue Bonds (Uplift Education)	5.00	12/1/46	1,100,000		1,184,502
Austin Convention Enterprises, Convention Center Revenue Bonds (1st Tier-Convention Center Hotel)	5.00	1/1/32	1,000,000		1,102,130
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds	5.00	1/1/45	1,000,000		1,089,650
Clifton Higher Education Finance Corporation, Education Revenue Bonds (International Leadership of Texas)	5.75	8/15/45	1,500,000		1,546,635
Clifton Higher Education Finance Corporation, Education Revenue Bonds (Uplift Education)	4.50	12/1/44	1,500,000		1,526,865
Harris County Industrial Development Corporation, SWDR (Exxon Project)	1.37	4/1/32	1,600,000	[d]	1,600,000
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,922,560
Houston, Airport System Special Facilities Revenue Bonds (Continental Airlines, Inc. Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,632,945
New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Westminster Project)	5.00	11/1/40	1,000,000		1,086,890
New Hope Cultural Education Facilities Finance Corporation, Student Housing Revenue Bonds (National Campus and Community Development Corporation - College Station Properties LLC - Texas A&M University Project)	5.00	7/1/35	1,750,000		1,555,540
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Air Force Villages Obligated Group Project)	5.00	5/15/37	1,500,000		1,570,080
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/35	1,000,000		878,410

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Texas - 7.9% (continued)
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,073,380
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,075,360
Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds (Burnham Wood Charter School Project)	6.25	9/1/36	565,000		565,339
				19,410,286
U.S. Related - 2.4%
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000		1,087,130
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Series 2007 CC	5.25	7/1/34	1,000,000		1,183,690
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, Series A	0.00	8/1/46	15,000,000	[c]	3,599,250
				5,870,070
Utah - .9%
Utah Infrastructure Agency, Telecommunication Revenue Bonds, Refunding (Special Limited Obligations)	5.00	10/15/40	2,000,000		2,178,460
Virginia - 2.4%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue Bonds (Brandermill Woods Project)	5.13	1/1/43	155,000		159,636
Fairfax County Economic Development Authority, Residential Care Facilities Mortgage Revenue Bonds (Goodwin House, Inc.)	5.00	10/1/42	1,750,000		1,933,995
Virginia College Building Authority, Educational Facilities Revenue Bonds (Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,040,950
Virginia College Building Authority, Educational Facilities Revenue Bonds (Marymount University Project) (Green Bonds)	5.00	7/1/45	500,000	[b]	520,475

19

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Virginia - 2.4% (continued)
Virginia Small Business Financing Authority, Private Activity Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/52	1,400,000	1,523,732
Virginia Small Business Financing Authority, Solid Waste Disposal Facility Revenue Bonds (Covanta Holding Project)	5.00	7/1/38	750,000	[b] 773,588
				5,952,376
Washington - 2.6%
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/58	3,000,000	3,318,570
Washington Housing Finance Commission, Nonprofit Housing Revenue Bonds (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/46	2,800,000	[b] 2,976,008
				6,294,578
Wisconsin - 2.0%
Public Finance Authority, Retirement Facilities First Mortgage Revenue Bonds (Southminster, Inc.)	5.00	10/1/43	2,000,000	[b] 2,123,500
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Series 2018 A-1	6.38	1/1/48	2,000,000	[b] 2,029,940
Public Finance Authority, Senior Living Revenue Bonds (Mary's Woods At Marylhurst Project)	5.25	5/15/37	625,000	[b] 683,131
				4,836,571
Total Investments (cost $238,268,120)			100.6%	247,435,665
Liabilities, Less Cash and Receivables			(0.6%)	(1,529,760)
Net Assets			100.0%	245,905,905

LIBOR—London Interbank Offered Rate

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued at $47,029,687 or 19.13% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings.

20

Portfolio Summary (Unaudited) †	Value (%)
Education	14.8
Tobacco Settlement	13.8
Nursing Homes	13.1
Transportation	11.7
Water	8.0
Medical	7.7
Development	6.6
Special Tax	6.5
General	6.4
Pollution	4.6
Utilities	2.9
General Obligation	2.4
Housing	1.1
Airport	.6
School District	.4
100.6

† Based on net assets.

See notes to financial statements.

21

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	238,268,120	247,435,665
Cash		1,170,802
Interest receivable		2,304,507
Receivable for shares of Common Stock subscribed		2,261,975
Prepaid expenses		37,838
		253,210,787
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		137,567
Payable for investment securities purchased		5,361,807
Payable for floating rate notes issued—Note 4		1,500,000
Payable for shares of Common Stock redeemed		205,617
Interest and expense payable related to floating rate notes issued—Note 4		7,634
Directors fees and expenses payable		5,184
Accrued expenses		87,073
		7,304,882
Net Assets ($)		245,905,905
Composition of Net Assets ($):
Paid-in capital		247,597,654
Accumulated net realized gain (loss) on investments		(10,859,294)
Accumulated net unrealized appreciation (depreciation) on investments		9,167,545
Net Assets ($)		245,905,905

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	85,903,906	16,942,652	89,203,324	1,280,465	52,575,558
Shares Outstanding	6,876,988	1,356,924	7,154,309	102,611	4,216,263
Net Asset Value Per Share ($)	12.49	12.49	12.47	12.48	12.47

See notes to financial statements.

23

STATEMENT OF OPERATIONS

Year Ended August 31, 2018

Investment Income ($):
Interest Income	8,970,787
Expenses:
Management fee—Note 3(a)	954,936
Shareholder servicing costs—Note 3(c)	278,434
Distribution/Service Plan fees—Note 3(b)	186,377
Professional fees	97,053
Registration fees	84,817
Interest and expense related to floating rate notes issued—Note 4	33,901
Directors’ fees and expenses—Note 3(d)	16,390
Prospectus and shareholders’ reports	16,253
Custodian fees—Note 3(c)	5,878
Loan commitment fees—Note 2	4,743
Miscellaneous	57,022
Total Expenses	1,735,804
Less—reduction in expenses due to undertaking—Note 3(a)	(138,888)
Less—reduction in fees due to earnings credits—Note 3(c)	(5,878)
Net Expenses	1,591,038
Investment Income—Net	7,379,749
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,423,128
Net unrealized appreciation (depreciation) on investments	(484,945)
Net Realized and Unrealized Gain (Loss) on Investments	3,938,183
Net Increase in Net Assets Resulting from Operations	11,317,932

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2018	2017
Operations ($):
Investment income—net	7,379,749	6,698,513
Net realized gain (loss) on investments	4,423,128	3,656,879
Net unrealized appreciation (depreciation) on investments	(484,945)	(7,797,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,317,932	2,557,704
Distributions to Shareholders from ($):
Investment income—net:
Class A	(2,570,399)	(1,999,132)
Class C	(510,788)	(572,085)
Class I	(2,108,101)	(1,420,407)
Class Y	(62,755)	(127,168)
Class Z	(2,093,327)	(2,416,722)
Net realized gain on investments:
Class A	(105,954)	(39,363)
Class C	(29,000)	(14,226)
Class I	(82,040)	(20,670)
Class Y	(2,736)	(2,462)
Class Z	(94,159)	(44,715)
Total Distributions	(7,659,259)	(6,656,950)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	47,481,162	26,908,377
Class C	3,568,757	3,432,361
Class I	66,460,055	37,401,429
Class Y	543,008	310,800
Class Z	1,983,972	8,685,500
Distributions reinvested:
Class A	1,986,682	1,334,593
Class C	372,919	360,938
Class I	2,016,848	1,197,585
Class Y	46,878	99,194
Class Z	1,717,996	1,986,307
Cost of shares redeemed:
Class A	(18,166,121)	(38,036,948)
Class C	(5,349,105)	(6,101,901)
Class I	(22,103,991)	(29,613,277)
Class Y	(770,547)	(3,587,182)
Class Z	(8,067,153)	(19,245,181)
Increase (Decrease) in Net Assets from Capital Stock Transactions	71,721,360	(14,867,405)
Total Increase (Decrease) in Net Assets	75,380,033	(18,966,651)
Net Assets ($):
Beginning of Period	170,525,872	189,492,523
End of Period	245,905,905	170,525,872

25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2018	2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	3,836,401	2,257,877
Shares issued for distributions reinvested	161,149	112,051
Shares redeemed	(1,477,198)	(3,202,546)
Net Increase (Decrease) in Shares Outstanding	2,520,352	(832,618)
Class Ca
Shares sold	288,486	285,057
Shares issued for distributions reinvested	30,294	30,321
Shares redeemed	(434,154)	(516,951)
Net Increase (Decrease) in Shares Outstanding	(115,374)	(201,573)
Class I
Shares sold	5,375,974	3,170,256
Shares issued for distributions reinvested	163,808	100,270
Shares redeemed	(1,801,095)	(2,488,148)
Net Increase (Decrease) in Shares Outstanding	3,738,687	782,378
Class Y
Shares sold	44,136	26,977
Shares issued for distributions reinvested	3,810	8,369
Shares redeemed	(62,153)	(305,645)
Net Increase (Decrease) in Shares Outstanding	(14,207)	(270,299)
Class Z
Shares sold	161,602	731,630
Shares issued for distributions reinvested	139,753	166,961
Shares redeemed	(658,316)	(1,602,755)
Net Increase (Decrease) in Shares Outstanding	(356,961)	(704,164)

[a]During the period ended August 31, 2018, 5,430 Class C shares representing $67,269 were automatically converted to 5,431 Class A shares.
See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended August 31,
	2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	12.25	12.51	11.63		11.63		10.90
Investment Operations:
Investment income—net [a]	.47	.45	.56		.50		.54
Net realized and unrealized gain (loss) on investments	.26	(.25)	.88		.00	[b]	.73
Total from Investment Operations	.73	.20	1.44		.50		1.27
Distributions:
Dividends from investment income—net	(.47)	(.45)	(.56)		(.49)		(.53)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[b]	(.01)		(.01)
Total Distributions	(.49)	(.46)	(.56)		(.50)		(.54)
Net asset value, end of period	12.49	12.25	12.51		11.63		11.63
Total Return (%)[c]	6.10	1.76	12.71		4.38		11.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	1.00	1.03		1.03		1.04
Ratio of net expenses to average net assets	.87	.98	1.03		1.03		1.04
Ratio of interest and expense related to floating rate notes issued to average net assets	.02	.01	.01		.00	[d]	.01
Ratio of net investment income to average net assets	3.83	3.85	4.68		4.26		4.82
Portfolio Turnover Rate	34.62	32.84	12.46		26.66		21.00
Net Assets, end of period ($ x 1,000)	85,904	53,364	64,917		37,305		49,626

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Amount represents less than .01%.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Year Ended August 31,
	2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	12.25	12.51	11.64		11.64		10.91
Investment Operations:
Investment income—net [a]	.37	.37	.49		.41		.46
Net realized and unrealized gain (loss) on investments	.27	(.26)	.86		.00	[b]	.73
Total from Investment Operations	.64	.11	1.35		.41		1.19
Distributions:
Dividends from investment income—net	(.38)	(.36)	(.48)		(.40)		(.45)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[b]	(.01)		(.01)
Total Distributions	(.40)	(.37)	(.48)		(.41)		(.46)
Net asset value, end of period	12.49	12.25	12.51		11.64		11.64
Total Return (%)[c]	5.31	.98	11.89		3.58		11.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	1.77	1.80		1.80		1.81
Ratio of net expenses to average net assets	1.63	1.75	1.80		1.80		1.81
Ratio of interest and expense related to floating rate notes issued to average net assets	.02	.01	.01		.00	[d]	.01
Ratio of net investment income to average net assets	3.06	3.10	4.08		3.51		4.07
Portfolio Turnover Rate	34.62	32.84	12.46		26.66		21.00
Net Assets, end of period ($ x 1,000)	16,943	18,030	20,935		15,780		16,748

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Amount represents less than .01%.

See notes to financial statements.

28

Class I Shares	Year Ended August 31,
	2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	12.23	12.49	11.61		11.62		10.88
Investment Operations:
Investment income—net [a]	.49	.49	.58		.53		.57
Net realized and unrealized gain (loss) on investments	.27	(.26)	.89		(.01)		.74
Total from Investment Operations	.76	.23	1.47		.52		1.31
Distributions:
Dividends from investment income—net	(.50)	(.48)	(.59)		(.52)		(.56)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	b	(.01)		(.01)
Total Distributions	(.52)	(.49)	(.59)		(.53)		(.57)
Net asset value, end of period	12.47	12.23	12.49		11.61		11.62
Total Return (%)	6.37	2.00	13.02		4.63		12.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.75	.80		.79		.79
Ratio of net expenses to average net assets	.63	.72	.80		.78		.79
Ratio of interest and expense related to floating rate notes issued to average net assets	.02	.01	.01		.00	[c]	.01
Ratio of net investment income to average net assets	4.07	4.09	4.91		4.52		5.08
Portfolio Turnover Rate	34.62	32.84	12.46		26.66		21.00
Net Assets, end of period ($ x 1,000)	89,203	41,770	32,885		14,756		15,645

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01%.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Year Ended August 31,
	2018	2017	2016		2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.24	12.50	11.61		11.62	10.89
Investment Operations:
Investment income—net [a]	.50	.49	.60		.54	.51
Net realized and unrealized gain (loss) on investments	.26	(.26)	.87		(.01)	.79
Total from Investment Operations	.76	.23	1.47		.53	1.30
Distributions:
Dividends from investment income—net	(.50)	(.48)	(.58)		(.53)	(.56)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[b]	(.01)	(.01)
Total Distributions	(.52)	(.49)	(.58)		(.54)	(.57)
Net asset value, end of period	12.48	12.24	12.50		11.61	11.62
Total Return (%)	6.37	2.03	12.99		4.67	12.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.73	.76		.78	.94
Ratio of net expenses to average net assets	.63	.72	.75		.75	.84
Ratio of interest and expense related to floating rate notes issued to average net assets	.02	.01	.01		.01	.01
Ratio of net investment income to average net assets	4.06	4.12	4.91		4.58	5.28
Portfolio Turnover Rate	34.62	32.84	12.46		26.66	21.00
Net Assets, end of period ($ x 1,000)	1,280	1,430	4,840		2,954	316

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

30

Class Z Shares	Year Ended August 31,
	2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	12.23	12.49	11.64		11.64		10.91
Investment Operations:
Investment income—net [a]	.49	.48	.61		.51		.56
Net realized and unrealized gain (loss) on investments	.26	(.27)	.84		.01		.73
Total from Investment Operations	.75	.21	1.45		.52		1.29
Distributions:
Dividends from investment income—net	(.49)	(.46)	(.60)		(.51)		(.55)
Dividends from net realized gain on investments	(.02)	(.01)	(.00)	[b]	(.01)		(.01)
Total Distributions	(.51)	(.47)	(.60)		(.52)		(.56)
Net asset value, end of period	12.47	12.23	12.49		11.64		11.64
Total Return (%)	6.25	1.88	12.78		4.58		11.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.89	.93		.93		.93
Ratio of net expenses to average net assets	.73	.85	.93		.92		.93
Ratio of interest and expense related to floating rate notes issued to average net assets	.02	.01	.01		.00	[c]	.01
Ratio of net investment income to average net assets	3.96	3.98	5.06		4.38		4.94
Portfolio Turnover Rate	34.62	32.84	12.46		26.66		21.00
Net Assets, end of period ($ x 1,000)	52,576	55,931	65,915		62,027		66,925

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Amount represents less than .01%.

See notes to financial statements.

31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

32

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of

33

NOTES TO FINANCIAL STATEMENTS (continued)

Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

34

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	247,435,665	-	247,435,665
Liabilities ($)
Floating Rate Notes††	-	(1,500,000)	-	(1,500,000)

†  See Statement of Investments for additional detailed categorizations.

††  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At August 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

35

NOTES TO FINANCIAL STATEMENTS (continued)

expense in the Statement of Operations. During the period ended August 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $326,400, undistributed ordinary income $144,819, accumulated capital losses $10,991,346 and unrealized appreciation $9,154,778.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2018. If not applied, $5,919,280 expires in fiscal year 2019. The fund has $794,581 of post-enactment short-term capital losses and $4,277,485 of post enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2018 and August 31, 2017 were as follows: tax-exempt income $7,345,370 and $6,535,514, and ordinary income $313,889 and $121,436, respectively.

During the period ended August 31, 2018, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and capital loss carryover expiration, the fund decreased accumulated undistributed investment income-net by $34,379, increased accumulated net realized gain (loss) on investments by $10,526,013 and decreased paid-in capital by $10,491,634. Net assets and net asset value per share were not affected by this reclassification.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium

36

Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from September 1, 2017 through December 31, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class A, C, I, Y and Z shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) did not exceed .62% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from January 1, 2018 through December 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class A, C, I, Y and Z shares (excluding certain

37

NOTES TO FINANCIAL STATEMENTS (continued)

expenses as described above) do not exceed .61% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $138,888 during the period ended August 31, 2018.

During the period ended August 31, 2018, the Distributor retained $3,767 from commissions earned on sales of the fund’s Class A shares and $2,125 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2018, Class C shares were charged $125,674 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2018, Class Z shares were charged $60,703 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2018, Class A and Class C shares were charged $168,655 and $41,891, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

38

redemptions. During the period ended August 31, 2018, the fund was charged $24,700 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2018, the fund was charged $5,878 pursuant to the custody agreement. These fees were offset by earnings credits of $5,878.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2018, the fund was charged $558 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2018, the fund was charged $13,269 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $100,427, Distribution Plan fees $16,002, Shareholder Services Plan fees $21,564, custodian fees $1,700, Chief Compliance Officer fees $5,693 and transfer agency fees $2,712, which are offset against an expense reimbursement currently in effect in the amount of $10,531.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended August 31, 2018, redemption fees charged and retained by the fund amounted to $15,560.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2018, amounted to $135,921,010 and $65,216,975, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are

39

NOTES TO FINANCIAL STATEMENTS (continued)

transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2018 was approximately $1,250,000, with a related weighted average annualized interest rate of 2.71%.

At August 31, 2018, the cost of investments for federal income tax purposes was $236,780,887; accordingly, accumulated net unrealized

40

appreciation on investments was $9,154,778, consisting of $10,550,158 gross unrealized appreciation and $1,395,380 gross unrealized depreciation.

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus High Yield Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus High Yield Municipal Bond Fund (the “Fund”) (one of the funds constituting Dreyfus Municipal Funds, Inc.), including the statement of investments, as of August 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Municipal Funds, Inc.) at August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
October 26, 2018

42

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2018 as “exempt-interest dividends” (not generally subject to regular federal income tax). The fund also hereby reports $.0218 per share as a short-term capital gain distribution paid on December 28, 2017. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2018 calendar year on Form 1099-DIV, which will be mailed in early 2019.

43

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 125

———————

Joni Evans (76)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 21

———————

Joan Gulley (70)

Board Member (2017)

Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

No. of Portfolios for which Board Member Serves: 52

———————

Ehud Houminer (78)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia

University (1992-present)

Trustee, Ben Gurion University

No. of Portfolios for which Board Member Serves: 52

———————

44

Alan H. Howard (58)

Board Member (2018)

Principal Occupation During Past 5 Years:

• Managing Partner of Heathcote Advisors LLC, a financial advisory services firm (2008 – present)

• President of Dynatech/MPX Holdings LLC (2012 – present), a global supplier and service provider of military aircraft parts, including Chief Executive Officer of an operating subsidiary, Dynatech International LLC (2013 – present)

• Senior Advisor, Rossoff & Co., an independent investment banking firm (2014 – present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, a designer and manufacturer of watches, Director (1997-present)

No. of Portfolios for which Board Member Serves: 21

———————

Robin A. Melvin (54)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 100

———————

Burton N. Wallack (67)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 21

———————

Benaree Pratt Wiley (72)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 80

———————

45

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (77)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number:1-800-DREYFUS.

William Hodding Carter III, Emeritus Board Member
Hans C. Mautner, Emeritus Board Member

46

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 125 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

47

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 150 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 144 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

48

NOTES

49

For More Information

Dreyfus High Yield Municipal Bond Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6165AR0818

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $70,626 in 2017 and $71,686 in 2018.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $24,359 in 2017 and $20,838 in 2018. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,670 in 2017 and $9,033 in 2018.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,335 in 2017 and $1,357 in 2018. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2017 and $0 in 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $29,586,733 in 2017 and $19,579,325 in 2018.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 29, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 29, 2018

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)